CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
(Loss)/profit for the year	$ (14,650)	$ 6,749	$ 9,243
Items that will not be reclassified to profit or loss
Changes in fair value of equity instruments	0	171	3,642
Re-measurements of defined benefit liability	1,955	2,226	(7,150)
Deferred tax on re-measurements of defined benefit liability	(684)	(154)	2,003
Other comprehensive income that will not be reclassified to profit or loss, net of tax	1,271	2,243	(1,505)
Items that are or may be reclassified to profit or loss
Foreign currency translation differences for foreign operations	(9,673)	5,042	813
Effective portion of changes in fair value of cash flow hedges	0	(1,396)	2,606
Income tax on changes in fair value of cash flow hedges	0	407	(729)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(9,673)	4,053	2,690
Total comprehensive income/(loss)	(23,052)	13,045	10,428
Total comprehensive income/(loss) attributable to:
Equity holders of the Company	(21,355)	(7,874)	(6,697)
Non-controlling interests	(1,697)	20,919	17,125
Total comprehensive income/(loss) for the year	$ (23,052)	$ 13,045	$ 10,428